Average Annual Total Returns - Large Capital Growth Fund	None 1 Year	None 5 Years	None 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	22.44%	18.69%	13.81%	38.49%	21.00%	17.21%